Shareholder Report, Line Graph (Details) 1014052_Franklin Exponential Data ETF_Single Class_TSR Annual {Single Class} - USD ($)							12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Jan. 12, 2021	Mar. 31, 2026
Franklin Exponential Data ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Franklin Exponential Data ETF (NAV)
Accumulated Value	$ 8,975	$ 9,084	$ 6,744	$ 9,112	$ 9,336	$ 10,000	$ 8,438
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	$ 15,152	$ 14,132	$ 10,930	$ 11,956	$ 10,682	$ 10,000	$ 17,892